Property, Equipment and Software	12 Months Ended
Dec. 31, 2018
Property, Equipment and Software
Property, Equipment and Software

6.Property, Equipment and Software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Building and decoration	1,496,971	1,499,947
Leasehold improvements	98,278	176,174
Furniture, fixtures and office equipment	124,201	141,697
Vehicles	68,414	76,913
Servers and computers	2,583,270	3,885,881
Software	86,650	96,850
Construction in progress	1,086,773	2,153,966
	5,544,557	8,031,428

Less: accumulated depreciation	(1,775,231)	(2,652,868)

Net book value	3,769,326	5,378,560

Depreciation expense was RMB312.9 million, RMB522.2 million and RMB954.7 million for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2017 and 2018, the construction in progress balance were mainly comprised of construction of office buildings and warehouses in Hangzhou, Zhoushan, Guangzhou and Ningbo that have not yet been placed in service for our intended use. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.